Supplemental disclosure on comprehensive income statement (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Government Grant [Line Items]
Amortization and write-off of intangible assets	$ 465,913	$ 27,190
Depreciation of property and equipment	356,103	63,118
Employee benefits	21,855,957	11,801,314
Share-based compensation	9,762,745	4,244,608
Costs to obtain long term contacts		161,219
Grant received	226,420	419,661
Grant received recorded in research and development	149,575	365,433
Grant received recorded in selling, general and administrative	76,845	54,228
Amount of inventories recognized in cost of sales	326,279
Depreciation of right-of-use assets	$ 570,411	408,335
CEWS
Government Grant [Line Items]
Grant received		775,967
Grant received recorded in cost of sales and services		118,416
Grant received recorded in research and development		153,212
Grant received recorded in selling, general and administrative		$ 504,339